Land use right net (Details 2) - ZHEJIANG TIANLAN - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
2021		¥ 159,000
2022	¥ 150,000	159,000
2023	150,000	159,000
2024	150,000	159,000
2025	150,000	159,000
2026	150
Thereafter	4,247,000	4,352,000
Total	¥ 4,997,000	¥ 5,147,000